Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - shares		3 Months Ended
	Sep. 17, 2024	Sep. 30, 2024
Statement of Stockholders' Equity [Abstract]
Stockholders' Equity, Reverse Stock Split	1-for-8
Prefunded warrrants		450,000